Segment Reporting (Details) - Schedule of company’s internal financial reporting system - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	$ 5,058	$ 4,900	$ 5,526
Segment loss	7,163	9,046	11,223
Unallocated G&A expenses	4,106	3,254	1,556
Finance expenses, net	3,622	406	3,587
Loss before income taxes	14,891	12,706	16,366
Products [Member]
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	50	41	12
Segment loss	3,386	4,243	6,147
Covid-19 Services [Member]
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	97
Segment loss	301
Patient Services [Member]
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	4,911	4,859	5,514
Segment loss	$ 3,476	$ 4,803	$ 5,076